DEFERRED REVENUES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUES
NOTE 8:- DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2023	2022

Security subscriptions	$970.2	$932.1
Software updates and maintenance	904.1	904.7
Other	33.4	41.0

	$1,907.7	$1,877.8

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheets. Substantially all of the remaining deferred revenues are presented as long term deferred revenues and are recognized for a period greater than one year and up to five years.